Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Aging of Receivables	As at March 31, 2018, the Company’s aging of receivables was approximately as follows:
	March 31, 2018	March 31, 2017

0-60 days	$5,683	$2,137
61-120 days	258	909

Total	$5,941	$3,046

Summary Contractual Maturities of Undiscounted Cash Flows
28.	Financial instruments (CONTINUED)

In addition to the commitments disclosed in Note 17, the Company is obligated to the following contractual maturities of undiscounted cash flows:

As at March 31, 2018	Carrying amount	Contractual cash flows	Year 1	Years 2 - 3	Years 4 and after - 5

Accounts payable and accrued liabilities	$89,571	$89,571	$89,571	$-	$-
Long-term debt	8,422	9,522	1,899	5,082	2,541

Total	$97,993	$99,093	$91,470	$5,082	$2,541

Summary of Valuation Techniques and Key Inputs Used in Fair Value Measurement of Level 2 Financial Instruments

The following table summarizes the valuation techniques and key inputs used in the fair value measurement of level 2 financial instruments:

Financial asset/financial liability	Valuation techniques and key inputs	Key inputs
AusCann shares	Put option pricing model	Quoted prices in active market
AusCann options	Black-Scholes option pricing model	Quoted prices in active market
TerrAscend warrants	Black-Scholes option pricing model	Quoted prices in active market

Summary of Valuation Techniques and Significant Unobservable Inputs in Fair Value Measurement of Level 3 Financial Instruments

The following table summarizes the valuation techniques and significant unobservable inputs in the fair value measurement of level 3 financial instruments

Financial asset/financial liability	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
JWC warrants	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
JWC shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx warrants	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm warrant	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
BC Tweed and Vert Mirabel put liability	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future wholesale price and production levels	Increase in future wholesale price and production levels will result in an increase in fair value
BC Tweed call option liability	Market approach	Appraised value of property	Increase or decrease in value will result in a increase or decrease in fair value